Accounting policies (Details Narrative) £ / shares in Units, £ in Thousands	12 Months Ended
Dec. 31, 2024 GBP (£) £ / shares
IfrsStatementLineItems [Line Items]
Loss from operations	£ 5,730
Negative cash flows from operating activities	12,260
Accumulated deficit	150,420
Cash and cash equivalents	1,670
Equity Line of Credit	35,000
Research and devlopment cost	1,240
Capital expenditure	2,450
Against CIPRIT grant value	£ 1,210
Share par value (in dollars per share) | £ / shares	£ 0.00005
‘A’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share) | £ / shares	1
‘B’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share) | £ / shares	0.001
‘C’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share) | £ / shares	£ 0.00005